Summary of accounting policies - Consolidation (Details) - subsidiary	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Number of subsidiaries consolidated	65	67	67